Merger Agreement and Reverse Recapitalization (Details Narrative) - USD ($)	1 Months Ended	6 Months Ended	12 Months Ended
	Mar. 22, 2023	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Oct. 24, 2023	Mar. 27, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash Acquired from Acquisition				$ 4,021
Liabilities assumed	$ 854,475
Early payment discount	$ 74,025
Loans payable						$ 419,475
Post-merger liabilities balance					$ 435,000
Stock redeemed shares		6,465,452	6,465,452
Redemption percentage		99.50%	99.50%
Redemption price per shre		$ 10.10	$ 10.10
Redemption amount		$ 65,310,892	$ 65,310,892
Reverse recapitalization shares		1,976,749	1,976,749
Common shares reversed		9,514,743	9,514,743
Recapitalization cost			$ 1,535,035	$ 1,535,035
Two Investment Bankers [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Liabilities assumed payable		$ 928,500	928,500
Merger Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash Acquired from Acquisition		4,021	4,021
Liabilities assumed		$ 928,500	$ 928,500